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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:  811-5950



Money Market Obligations Trust
(Exact name of registrant as specified in charter)


5800 Corporate Drive
Pittsburgh, PA 15237-7000
(Address of principal executive offices)(Zip code)


John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty AVenue
Pittsburgh, PA 15222-3779
(Name and address of agent for service)


Registrant's telephone number, including area code: 412-288-1900






Date of reporting period:
  7/1/2007 - 6/30/2008



Item 1.  Proxy Voting Record.


======================= AUTOMATED CASH MANAGEMENT TRUST ========================


AIM INVESTMENT FUNDS

Ticker:                      Security ID:  00141T577
Meeting Date: APR 23, 2008   Meeting Type: Special
Record Date:  NOV 30, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Trustee Bob R. Baker               For       Did Not    Management
                                                          Vote
1.2   Elect Trustee Frank S. Bayley             For       Did Not    Management
                                                          Vote
1.3   Elect  Trustee James T. Bunch             For       Did Not    Management
                                                          Vote
1.4   Elect  Trustee Bruce L. Crockett          For       Did Not    Management
                                                          Vote
1.5   Elect Trustee Albert R. Dowden            For       Did Not    Management
                                                          Vote
1.6   Elect Trustee Jack M. Fields              For       Did Not    Management
                                                          Vote
1.7   Elect Trustee Martin L. Flanagan          For       Did Not    Management
                                                          Vote
1.8   Elect  Trustee Carl Frischling            For       Did Not    Management
                                                          Vote
1.9   Elect  Trustee Prema Mathai-Davis         For       Did Not    Management
                                                          Vote
1.1   Elect Trustee Lewis F. Pennock            For       Did Not    Management
                                                          Vote
1.11  Elect  Trustee Larry Soll, Ph.D.          For       Did Not    Management
                                                          Vote
1.12  Elect  Trustee Raymond Stickel, Jr.       For       Did Not    Management
                                                          Vote
1.13  Elect  Trustee Philip A. Taylor           For       Did Not    Management
                                                          Vote
2     Approve Subadvisory Agreement             For       Did Not    Management
                                                          Vote
3     Amend Restated Declaration of Trust       For       Did Not    Management
                                                          Vote



========================= PRIME VALUE OBLIGATIONS FUND =========================


AIM INVESTMENT FUNDS

Ticker:                      Security ID:  00141T577
Meeting Date: APR 23, 2008   Meeting Type: Special
Record Date:  NOV 30, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Trustee Bob R. Baker               For       Did Not    Management
                                                          Vote
1.2   Elect Trustee Frank S. Bayley             For       Did Not    Management
                                                          Vote
1.3   Elect  Trustee James T. Bunch             For       Did Not    Management
                                                          Vote
1.4   Elect  Trustee Bruce L. Crockett          For       Did Not    Management
                                                          Vote
1.5   Elect Trustee Albert R. Dowden            For       Did Not    Management
                                                          Vote
1.6   Elect Trustee Jack M. Fields              For       Did Not    Management
                                                          Vote
1.7   Elect Trustee Martin L. Flanagan          For       Did Not    Management
                                                          Vote
1.8   Elect  Trustee Carl Frischling            For       Did Not    Management
                                                          Vote
1.9   Elect  Trustee Prema Mathai-Davis         For       Did Not    Management
                                                          Vote
1.1   Elect Trustee Lewis F. Pennock            For       Did Not    Management
                                                          Vote
1.11  Elect  Trustee Larry Soll, Ph.D.          For       Did Not    Management
                                                          Vote
1.12  Elect  Trustee Raymond Stickel, Jr.       For       Did Not    Management
                                                          Vote
1.13  Elect  Trustee Philip A. Taylor           For       Did Not    Management
                                                          Vote
2     Approve Subadvisory Agreement             For       Did Not    Management
                                                          Vote
3     Amend Restated Declaration of Trust       For       Did Not    Management
                                                          Vote



======================== ALABAMA MUNICIPAL CASH TRUST =========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== ARIZONA MUNICIPAL CASH TRUST =========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

===================== AUTOMATED GOVERNMENT CASH RESERVES =======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

===================== AUTOMATED GOVERNMENT MONEY TRUST =========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

====================== CALIFORNIA MUNICIPAL CASH TRUST =========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

===================== CONNECTICUT MUNICIPAL CASH TRUST =========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

===================== FEDERATED CAPITAL RESERVES FUND ==========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

==================== FEDERATED GOVERNMENT RESERVES FUND ========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== FEDERATED MASTER TRUST ================================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== FEDERATED MUNICIPAL TRUST =============================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

================ FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST ====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== FEDERATED TAX-FREE TRUST ==============================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

====================== FLORIDA MUNICIPAL CASH TRUST ============================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== GEORGIA MUNICIPAL CASH TRUST ==========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== GOVERNMENT OBLIGATIONS FUND ===========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

================== GOVERNMENT OBLIGATIONS TAX-MANAGED FUND =====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

================ LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST=====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

============================ LIQUID CASH TRUST =================================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================= MARYLAND MUNICIPAL CASH TRUST ==========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

===================== MASSACHUSETTS MUNICIPAL CASH TRUST =======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== MICHIGAN MUNICIPAL CASH TRUST =========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== MINNESOTA MUNICIPAL CASH TRUST ========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

========================== MONEY MARKET MANAGEMENT =============================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

========================= MUNICIPAL OBLIGATIONS FUND ===========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== NEW JERSEY MUNICIPAL CASH TRUST =======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

========================= NEW YORK MUNICIPAL CASH TRUST ========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

====================== NORTH CAROLINA MUNICIPAL CASH TRUST =====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

========================== OHIO MUNICIPAL CASH TRUST ===========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

====================== PENNSYLVANIA MUNICIPAL CASH TRUST =======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

========================= PRIME CASH OBLIGATIONS FUND ==========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

====================== PRIME MANAGEMENT OBLIGATIONS FUND =======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

========================== PRIME OBLIGATIONS FUND ==============================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

========================= TAX-FREE INSTRUMENTS TRUST ===========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

========================= TAX-FREE OBLIGATIONS FUND ============================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

========================= TREASURY OBLIGATIONS FUND ============================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

===================== TRUST FOR U.S. TREASURY OBLIGATIONS ======================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== U.S. TREASURY CASH RESERVES ===========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== VIRGINIA MUNICIPAL CASH TRUST =========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

========== END NPX REPORT



                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)                    Money Market Obligations Trust








By

  (Signature and Title) By /s/ J. Christopher Donahue
                                J. Christopher Donahue
                                Principal Executive Officer






Date: August 22, 2008